Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of operating segments [line items]
Net gain (loss) on divestitures included net income attributable to equity holder	$ (308)
Net gain (loss) on divestitures included net income attributable to equity holder before tax	148
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	181	$ 112	$ 562
Net income from investments in associated corporations	(178)	(177)	(141)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	65	93	66
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 763	$ 643	$ 482